Condensed Consolidated Interim Statements of Operations Q - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenue	$ 8,661,555	$ 8,882,891	$ 21,637,761	$ 18,218,263
Gains / (losses) from operations	395,094	(18,180)	274,763	474,871
Revenues and gains / (losses) from operations	9,056,649	8,864,711	21,912,524	18,693,134
Operating expenses:
Transaction expenses	8,629,940	8,834,836	21,576,949	18,122,926
Impairment of digital assets	127,477	56,947	239,906	82,473
Compensation and benefits	64,969	61,253	121,922	122,324
General and administrative	19,241	22,267	105,816	41,952
Technology	11,598	7,356	21,485	13,848
Professional fees	22,791	13,691	43,563	27,320
Notes interest expense	14,240	7,040	28,311	14,016
Total operating expenses	8,890,256	9,003,390	22,137,952	18,424,859
Other income / (expense):
Unrealized gain / (loss) on notes payable – derivative	(125,150)	(2,573)	(35,544)	(12,286)
Other income / (expense), net	918	1,612	1,590	1,825
Total other income / (expense)	(124,232)	(961)	(33,954)	(10,461)
Net income / (loss) before taxes	42,161	(139,640)	(259,382)	257,814
Income tax expense / (benefit)	11,470	(14,044)	5,358	(4,717)
Net income / (loss)	30,691	(125,596)	(264,740)	262,531
Class B Unit holders of GDH LP	(19,255)	(80,226)	(204,745)	177,562
Noncontrolling interests	35,446	0	35,446	0
Net income (loss) used in the calculation of basic income (loss) per share	$ 14,500	$ (45,370)	$ (95,441)	$ 84,969
Weighted average shares outstanding used to compute net income / (loss) per share
Diluted (in shares)	371,717,071	338,212,221	349,390,820	129,910,597
Class A Common Stock
Other income / (expense):
Net income (loss) used in the calculation of basic income (loss) per share	$ 14,500	$ (45,370)	$ (95,441)	$ 84,969
Net income / (loss) per share of Class A common stock
Basic (in dollars per share)	$ 0.10	$ (0.37)	$ (0.70)	$ 0.73
Diluted (in dollars per share)	$ 0.08	$ (0.37)	$ (0.76)	$ 0.65
Weighted average shares outstanding used to compute net income / (loss) per share
Basic (in share)	143,103,474	122,305,203	135,525,464	115,768,027